UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenue	$ 97,127	$ 113,511	$ 188,210	$ 221,959
Administrative fee revenue from affiliates	0	6,318	0	12,782
Time charter, voyage and logistics business expenses	(42,710)	(43,754)	(89,354)	(91,751)
Direct vessel expenses	(26,007)	(25,763)	(50,738)	(49,302)
General and administrative expenses incurred on behalf of affiliates	0	(6,318)	0	(12,782)
General and administrative expenses	(8,836)	(7,874)	(15,798)	(15,406)
Depreciation and amortization	(18,012)	(20,755)	(36,088)	(41,980)
Interest expense and finance cost, net	(31,418)	(30,163)	(63,061)	(61,007)
Impairment loss/ loss on sale of vessels, net	(8,967)	(18,253)	(20,215)	(23,784)
Gain on bond extinguishment	0	5,712	11,204	21,374
Other (expense)/income, net	(1,593)	11,449	(3,154)	16,758
Impairment of loan receivable from affiliated company	0	0	(6,050)	0
Loss before equity in net earnings of affiliated companies	(40,416)	(15,890)	(85,044)	(23,139)
Equity in net earnings/(losses) of affiliated companies	9,445	(16,779)	3,308	(12,502)
Loss before taxes	(30,971)	(32,669)	(81,736)	(35,641)
Income tax benefit/(expense)	34	(143)	73	(548)
Net loss from continuing operations	(30,937)	(32,812)	(81,663)	(36,189)
Net loss from discontinued operations	0	(3,055)	0	(3,294)
Net loss	(30,937)	(35,867)	(81,663)	(39,483)
Less: Net income attributable to the noncontrolling interest	(4,334)	(564)	(6,883)	(2,252)
Net loss attributable to Navios Holdings common stockholders	(35,271)	(36,431)	(88,546)	(41,735)
(Loss)/Income attributable to Navios Holdings common stockholders, basic and diluted from continuing operations	(36,555)	(15,092)	(90,958)	1,337
Loss attributable to Navios Holdings common stockholders, basic and diluted from discontinued operations	0	(3,055)	0	(3,294)
Loss available to Navios Holdings common stockholders, basic and diluted	$ (36,555)	$ (18,147)	$ (90,958)	$ (1,957)
Basic and diluted (loss)/earnings per share attributable to Navios Holdings common stockholders from continuing operations	$ (2.83)	$ (1.24)	$ (7.06)	$ 0.11
Basic and diluted loss per share attributable to Navios Holdings common stockholders from discontinued operations	0	(0.25)	0	(0.27)
Basic and diluted loss per share attributable to Navios Holdings common stockholders	$ (2.83)	$ (1.49)	$ (7.06)	$ (0.16)
Weighted average number of shares, basic and diluted	12,901,880	12,219,750	12,882,235	12,219,817